Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Telecommunications equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvement | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Leasehold improvement | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years